Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 31,129	$ 21,197
Operating expenses:
Cost of revenues	9,599	6,585
Sales and marketing	20,367	4,240
Research and development	76,392	59,178
General and administrative	30,178	16,521
Total operating expenses	136,536	86,524
Loss from operations	(105,407)	(65,327)
Other expense, net:
Interest expense	(6,893)	(8,342)
Other expense, net	(184)	(5,415)
Total other expense, net	(7,077)	(13,757)
Loss before provision for income taxes	(112,484)	(79,084)
Provision for income taxes	2,889	456
Net loss	(115,373)	(79,540)
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax		1
Comprehensive loss	$ (115,373)	$ (79,539)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.73)	$ (1.18)
Weighted-average common shares outstanding:
Basic and diluted (in Shares)	157,317,695	67,255,538